As filed with the Securities and Exchange Commission on September 17, 2018

File No. 333-19189

File No. 811-08001

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __  ☐

Post-Effective Amendment No. 29  ☒

and/or

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

Amendment No. 30  ☒

(Check appropriate box or boxes.)

STATE FARM LIFE INSURANCE COMPANY

VARIABLE ANNUITY SEPARATE ACCOUNT

(Exact Name of Registrant)

STATE FARM LIFE INSURANCE COMPANY

(Name of Depositor)

One State Farm Plaza

Bloomington, Illinois 61710-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, Including Area Code: (888) 702-7307

Stephen McManus

State Farm Life Insurance Company

One State Farm Plaza

Bloomington, Illinois 61710-0001

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on (date) pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: Individual variable deferred annuity policies.

EXPLANATORY COMMENT

The Prospectus (Part A) and Statement of Additional Information (Part B), dated May 1, 2018, included in Post-Effective Amendment No. 28 to this Registration Statement (File Nos. 333-19189, 811-08001) filed on April 27, 2018 are incorporated herein by reference.

Supplement dated September 17, 2018 to the

Prospectus Dated May 1, 2018 for the

State Farm Variable Deferred Annuity Policy

Issued by State Farm Life Insurance Company through the

State Farm Life Insurance Company Variable Annuity Separate Account

This Supplement modifies certain information in the prospectus for your Policy, including the profile dated May 1, 2018 that is part of your prospectus (the “Prospectus”). Please read this Supplement carefully and keep it with your Prospectus for future reference. Capitalized terms not defined herein are defined in the Prospectus.

I.    SUBSTITUTION AND LIQUIDATION OF CERTAIN UNDERLYING FUNDS

At a special meeting of shareholders of the Large Cap Equity Fund, Small/Mid Cap Equity Fund, and International Equity Fund (the “Liquidating Funds”) of State Farm Variable Product Trust (the “State Farm Trust”) held on September 14, 2018, shareholders of the Liquidating Funds (based on voting instructions provided by Policy owners) voted to approve a Plan of Substitution for the Policies to substitute shares of the Liquidating Funds with shares of the State Farm Trust Money Market Fund (the “Substitution”). Shareholders of the Liquidating Funds were asked to approve the Plan of Substitution to facilitate the liquidation of the Liquidating Funds. Once the liquidations and the Substitution are completed in the manner described below, the Subaccounts investing in the Liquidating Funds will no longer be investment options under the Contracts.

The Liquidating Funds will be liquidated after the close of business on October 18, 2018 (the “Liquidation Date”). As part of the Substitution, if you have any Policy value allocated to a Subaccount that invests in a Liquidating Fund on the Liquidation Date, that Policy value will be automatically transferred to the Subaccount that invests in the State Farm Trust Money Market Fund.

From the date of this Supplement until the Liquidation Date, if you have any Policy value allocated to a Subaccount that invests in a Liquidating Fund, you may transfer that Policy value to any other investment option available under your Policy free of charge. In addition, if you have Policy value automatically transferred on the Liquidation Date to the Subaccount that invests in the State Farm Trust Money Market Fund as a result of the Substitution, for 90 days after the Substitution, you will be permitted to transfer that Policy value free of charge to any other investment option available under your Policy.

Any transfer made within the timeframes noted above (including any automatic transfer as a result of the Substitution) will not count towards a Policy owner’s allotted free transfers permitted per Policy Year. Free transfers remain subject to any other restrictions on transfers described in the Prospectus, including but not limited to frequent trading and market timing restrictions.

As further discussed under “Reorganization of Certain Underlying Funds” below, at a special meeting of shareholders of the State Farm Trust Money Market Fund held on September 14, 2018, shareholders of the fund (based on voting instructions provided by Policy owners) voted to approve the reorganization of the State Farm Trust Money Market Fund into the BlackRock Government Money Market V.I. Fund, a series of BlackRock Variable Series Funds, Inc. The reorganization is expected to occur after the close of business on October 26, 2018 (the “Reorganization Date”). All free transfer rights that would have applied to the Subaccount investing in the State Farm Trust Money Market Fund will apply to the Subaccount investing in the BlackRock Government Money Market V.I. Fund.

No new allocations to the Subaccounts investing in the Liquidating Funds will be allowed after the close of business on October 18, 2018. You may otherwise allocate contributions and reallocate Policy value among available investment options as usual, except as described in this Supplement.

Important Information about the Substitutions:

•

If your Policy value is automatically transferred as part of the Substitution, your Policy value immediately prior to the Substitution will equal your Policy value immediately after the Substitution. Due to the difference in Accumulation Unit Values, the number of Accumulation Units you receive in the Subaccount investing in the State Farm Trust Money Market Fund will be different from the number of Accumulation Units you held in the Subaccount investing in the given Liquidating Fund.

•

No fees or charges will be assessed to your Policy as a result of the Substitution. Your Policy will not bear the costs of the Substitution. The Substitution will not alter the tax treatment of your Policy, and you will not be subject to tax liability as a result of the Substitution. Your rights under the Policy, and our obligations, will not be altered in any way by the Substitution.

•

Transaction costs (e.g., commissions) associated with the liquidation of the Liquidating Funds will arise before the Substitution. Such costs will have the effect of reducing the Policy values of Policy owners who are invested in a Liquidating Fund at the times such costs arise. As a result, Policy owners may incur fewer expenses by transferring any Policy value allocated to a Liquidating Fund before the Substitution.

•

The Liquidating Funds’ investment objectives, strategies, and risks are significantly different than those of the State Farm Trust Money Market Fund and the BlackRock Government Money Market V.I. Fund. They also have different fees and expenses. The investment objectives, principal investment strategies, principal risks, and fees and expenses of the State Farm Trust Money Market Fund and the BlackRock Government Money Market V.I. Fund are described in their respective prospectuses. You should review them carefully.

II.    REORGANIZATION OF CERTAIN UNDERLYING FUNDS

At a special meeting of shareholders of the State Farm Trust Bond Fund, International Equity Index Fund, Large Cap Equity Index Fund, Money Market Fund, Small Cap Equity Index Fund, and Stock and Bond Balanced Fund (the “Target Funds”) held on September 14, 2018, shareholders of the Target Funds (based on voting instructions provided by Policy owners) voted to approve an Agreement and Plan of Reorganization. Under the Agreement and Plan of Reorganization, the Target Funds will be reorganized into certain series of BlackRock Variable Series Funds, Inc. and BlackRock Variable Series Funds II, Inc. (the “Acquiring Funds” or the “BlackRock Funds”). The table below reflects the Acquiring Fund into which each Target Fund will be reorganized.

Target Fund	Acquiring Fund
Bond Fund	BlackRock Total Return V.I. Fund
International Equity Index Fund	BlackRock International Index V.I. Fund
Large Cap Equity Index Fund	BlackRock S&P 500 Index V.I. Fund
Money Market Fund	BlackRock Government Money Market V.I. Fund
Small Cap Equity Index Fund	BlackRock Small Cap Index V.I. Fund
Stock and Bond Balanced Fund	BlackRock iShares® Dynamic Allocation V.I. Fund

The reorganizations are expected to occur on the Reorganization Date. On the Reorganization Date, if you have any Policy value allocated to a Subaccount that invests in a Target Fund, that Policy value will be automatically allocated to the Subaccount investing in the corresponding Acquiring Fund.

From the date of this Supplement until the Reorganization Date, if you have any Policy value allocated to a Subaccount that invests in a Target Fund, you may transfer that Policy value to any other investment option available under your Policy free of charge. If you have Policy value automatically allocated to a Subaccount that invests in an Acquiring Fund as a result of the reorganizations, for 90 days after the Reorganization Date, you will be permitted to transfer that Policy value free of charge to any other investment option available under your Policy.

Any transfer made within the timeframes noted above will not count towards a Policy owner’s allotted free transfers permitted per Policy Year. Free transfers remain subject to any other restrictions on transfers described in the Prospectus, including but not limited to frequent trading and market timing restrictions.

The investment objectives, strategies, risks and fees and expenses of the Target Funds differ from those of the corresponding Acquiring Funds. Certain Acquiring Funds have higher gross total expenses than their corresponding Target Funds. The investment objectives, strategies, risks and fees and expenses of the Target Funds and the Acquiring Funds are described in their respective prospectuses. You should review them carefully.

No new allocations to the Subaccounts investing in the Target Funds will be allowed after the close of business on October 26, 2018. You may otherwise allocate contributions and reallocate Policy value among available investment options as usual, except as described in this Supplement.

III.	INVESTMENT OPTION ADDITIONS AND REMOVALS

As of the Reorganization Date, Subaccounts investing in the BlackRock Funds will be available for investment under the Policy. In addition, as of the Liquidation Date and the Reorganization Date, the Subaccounts investing in the Liquidating Funds and the Target Funds, respectively, will no longer be available investment options under the Policy.

2

The table below reflects the underlying funds available under the Policy as of the dates indicated.

Underlying Funds as of the Liquidation Date until the Reorganization Date* (No Share Class)	Underlying Funds as of the Reorganization Date (Class I Shares)
Bond Fund International Equity Index Fund Large Cap Equity Index Fund Money Market Fund Small Cap Equity Index Fund Stock and Bond Balanced Fund (All series of State Farm Variable Product Trust)

BlackRock Total Return V.I. Fund

(A series of BlackRock Variable Series Funds II, Inc.)

BlackRock International Index V.I. Fund

BlackRock S&P 500 Index V.I. Fund

BlackRock Government Money Market V.I. Fund

BlackRock Small Cap Index V.I. Fund

BlackRock iShares® Dynamic Allocation V.I. Fund

(Series of BlackRock Variable Series Funds, Inc.)

* No new allocations to the Subaccounts investing in Liquidating Funds and the Target Funds will be allowed after the close of business on October 18, 2018 and October 26, 2018, respectively.

Effective as of the Liquidation Date and the Reorganization Date, all references to the Liquidating Funds and the Target Funds, respectively, and their corresponding Subaccounts are hereby deleted from your Prospectus. As of the Reorganization Date, all references to the State Farm Trust are hereby deleted from your Prospectus.

Effective on the Reorganization Date, your Prospectus is further revised as indicated below. The information provided below relates to the BlackRock Funds, which will be the only underlying funds available under the Policy as of the Reorganization Date.

The following replaces the section within the Prospectus titled “Annual Fund Operating Expenses” (as well as the sub-section titled “Fund Expenses” under “5. What Are The Expenses Under The Policy?” in the profile):

Annual Fund Operating Expenses

(expenses that are deducted from underlying fund assets):

The following table shows the minimum and maximum Total Annual Fund Operating Expenses (before waiver or reimbursement) charged by the underlying funds for the fiscal year ended December 31, 2017. Expenses of the underlying funds may be higher or lower in the future. More detail concerning each underlying fund’s fees and expenses is contained in the prospectus for the fund.

	Minimum*	Maximum*
Total Annual Fund Operating Expenses (expenses that are deducted from underlying fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before waiver or reimbursement)	0.16%	1.15%

* Total Annual Fund Operating Expenses for the BlackRock International Index V.I. Fund and the BlackRock Small Cap Index V.I. Fund have been estimated for the current fiscal year.

The following replaces the section within the Prospectus titled “EXAMPLE”:

EXAMPLE

This Example is intended to help you compare the cost of investing in the Policy with the cost of investing in other variable annuity contracts. These costs include the Annual Administrative Fee, the maximum guaranteed Mortality and Expense Risk Charge, and the maximum Total Annual Fund Operating Expenses.

The Example assumes that you invest $10,000 in the Policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum Total Annual Fund Operating Expenses. Because the example assumes a one-time $10,000 investment, it does not include any transfer processing fees, Monthly Payment Plan fee, or Additional Deposit Rider Charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
If you surrender or annuitize your Policy at the end of the stated time period:	$978	$1,287	$1,675	$2,912
If you do not surrender or annuitize your Policy at the end of the stated time period:	$261	$803	$1,370	$2,912

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The following replaces the sub-section within the Prospectus titled “Subaccount Options” under “4. What Are My Allocation Options?” (as well as the first paragraph within the section titled “4. What Are My Allocation Options?” in the profile):

Subaccount Options. The Variable Account has six Subaccounts, each investing in a specific fund of BlackRock Variable Series Funds, Inc. or BlackRock Variable Series Funds II, Inc., series mutual fund companies registered as open-end management investment companies with the SEC. The Subaccounts invest in Class I shares of the underlying funds. Each underlying fund is advised by BlackRock Advisors, LLC.

Shares of the underlying funds are sold only to separate accounts of insurance companies to support certain variable life insurance and/or variable annuity contracts issued by such companies, such as the Policy. The underlying funds are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public. While the investment objectives and policies of the underlying funds may be similar to the investment objectives and policies of other portfolios that the same investment adviser may manage, the investment results of the underlying funds may be higher or lower than the results of such other portfolios. We provide no assurance or representation that the investment results of any of the underlying funds will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser, the same investment objectives and policies, and/or a very similar name.

The table below reflects the investment objective of each underlying fund available under the Policy. More detailed information regarding the investment objectives, strategies, and risks and fees and expenses of the underlying funds, and other relevant information, may be found in the underlying funds’ prospectus. The prospectus for the underlying funds should be read carefully in conjunction with this Prospectus.

Underlying Fund	Investment Objective
BlackRock Total Return V.I. Fund	Seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock International Index V.I. Fund	Seeks to match the performance of the MSCI EAFE Index (Europe, Australasia, Far East) in U.S. dollars with net dividends as closely as possible before the deduction of Fund expenses.
BlackRock S&P 500 Index V.I. Fund	Seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the S&P 500.
BlackRock Government Money Market V.I. Fund	Seeks to preserve capital, maintain liquidity and achieve the highest possible current income consistent with the foregoing.
BlackRock Small Cap Index V.I. Fund	Seeks to match the performance of the Russell 2000 as closely as possible before the deduction of Fund expenses.
BlackRock iShares® Dynamic Allocation V.I. Fund	Seeks to provide total return.

IV.    MARKET TIMING POLICIES AND PROCEDURES

Our market timing policies and procedures described in your Prospectus will be applied with respect to the Subaccounts for the BlackRock Funds as of the Reorganization Date. See “Market Timing” in your Prospectus for information about our market timing policies and procedures. In addition, as described in the BlackRock Funds’ prospectus, the BlackRock Funds have adopted their own market timing policies and procedures to prevent frequent purchases and sales or exchanges of fund shares that may be detrimental to a BlackRock Fund or long-term beneficial owners. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the related BlackRock Funds, including any refusal or restriction on purchases or redemptions of the BlackRock Funds’ shares as a result of the BlackRock Funds’ own policies and procedures on market timing activities.

V.    DISCONTINUATION OF AUTOMATIC TRANSFER AND WITHDRAWAL PROGRAMS

As of the close of business on October 18, 2018, the dollar-cost averaging program, the portfolio rebalancing program, and the Interest Advantage program (the “Automatic Programs”) will be discontinued. If you are currently participating in an Automatic Program, you should consider how you manage your transfers and/or withdrawals, or how to otherwise manage your Policy values. We expect to restore the Automatic Programs after the Reorganizations on October 29, 2018. If you wish to elect to participate in an Automatic Program after it is restored, you will be required to submit new instructions to us, even if you had standing instructions prior to the discontinuation.

4

VI.    ADDITIONAL INFORMATION

The prospectus for the BlackRock Funds will be sent separately from this Supplement. You should review it carefully in conjunction with this Supplement.

If you wish to make additional premium payments, any checks should be made payable to State Farm Life Insurance Company.

If you have any questions regarding this Supplement, please contact us:

By mail: State Farm Life Insurance Company

Variable Operations Center

P.O. Box 2307

Bloomington, IL 61702-2307

By telephone: (888) 702-2307

198-98181

5

PART C

OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)	Financial Statements

All required financial statements are included in Part B, which is incorporated herein by reference.

(b)	Exhibits

(1)	Resolutions of the Board of Directors of State Farm Life Insurance Company (“State Farm”) establishing the State Farm Life Insurance Company Variable Annuity Separate Account. [1]

(2)	Not Applicable.

(3)	(a) Distribution Agreement. [7]

(b)	Registered Representative Agreement. [4]

(4)	(a) Form of Policy. [2]

(b)	Riders to Form of Policy. [4]

(c)	Endorsement to Form of Policy. [5]

(5)	Application. [6]

(6)	(a) Articles of Incorporation of State Farm. [1]

(b)	By-Laws of State Farm. [9]

(7)	Not Applicable.

(8)	(a) Participation Agreement - State Farm Variable Product Trust. [6]

(b)	Rule 22c-2 Agreement - State Farm Variable Product Trust. [8]

(9)	Opinion and Consent of Counsel. [3]

(10)	Consent of PricewaterhouseCoopers LLP.

(11)	Not Applicable.

(12)	Not Applicable.

(13)	Powers of Attorney. [9]

1.	Incorporated by reference to the Registrant’s initial registration statement filed with the Securities and Exchange Commission on January 3, 1997 (File No. 333-19189).
2.	Incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed with the Securities and Exchange Commission on October 10, 1997 (File No. 333-19189).
3.	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 1 filed with the Securities and Exchange Commission on November 7, 1997 (File No. 333-19189).
4.	Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on April 28, 2000 (File No. 333-19189).
5.	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 6 filed with the Securities and Exchange Commission on June 30, 2000 (File No. 333-19189).
6.	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 15 filed with the Securities and Exchange Commission on July 22, 2005 (File No. 333-19189).
7.	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 25, 2007 (File No. 333-19189).
8.	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 18 filed with the Securities and Exchange Commission on April 25, 2007 (File No. 333-19189).

9.	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 28 filed with the Securities and Exchange Commission on April 27, 2018 (File No. 333-19189).

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following table contains information concerning each director and officer of State Farm Life Insurance Company as of April 3, 2018:

NAME AND PRINCIPAL BUSINESS ADDRESS*	Position with State Farm
Michael L. Tipsord	Director; Chairman of the Board, President and Chief Executive Officer
Joseph R. Monk, Jr.	Director; Senior Vice President and Chief Administrative Officer
Randall H. Harbert	Director; Senior Vice President; Chief Agency, Sales and Marketing Officer
Jon C. Farney	Director, Senior Vice President and Treasurer
Christy Moberly	Director; Senior Vice President
Stephen McManus	Senior Vice President and General Counsel
Lynne M. Yowell	Vice President - Corporate Governance, Secretary and Counsel
Paul J. Smith	Director
Mark Schwamberger	Vice President and Controller
Lisa Stewart	Vice President - Life
Andrew P. Wieduwilt	Vice President Operations - Life
Paul Eckley	Senior Vice President - Investments
Joseph P. Young	Senior Vice President - Investments

*	The principal business address of all the persons listed above is One State Farm Plaza, Bloomington, Illinois 61710-0001.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of the Depositor, State Farm Life Insurance Company. The following list indicates those entities controlled by or under common control with the Depositor as of March 31, 2018. The Registrant has no subsidiaries. No subsidiaries of the Depositor listed below are required to file financial statements with the Securities and Exchange Commission. The Depositor is a wholly-owned subsidiary of State Farm Mutual Automobile Insurance Company (“SFMAIC”). Unless otherwise indicated, each entity which is indented under another entity is a wholly-owned subsidiary of that other entity, and an indirect subsidiary of SFMAIC.

Entity Name	Domicile	Ownership % or other Control	Principal Business
State Farm Mutual Automobile Insurance Company	IL	—	Insurance
State Farm Indemnity Company	IL	100.00%	Insurance
State Farm Guaranty Insurance Company	IL	100.00%	Insurance
State Farm County Mutual Insurance Company of Texas	TX	Management	Insurance
State Farm General Insurance Company	IL	100.00%	Insurance
State Farm Lloyds, Inc.	TX	100.00%	Attorney-in-Fact
State Farm Lloyds	TX	Attorney-in-Fact	Insurance
State Farm Florida Insurance Company	FL	100.00%	Insurance
Dover Bay Specialty Insurance Company	IL	100.00%	Insurance
HiRoad Assurance Company	IL	100.00%	Insurance
State Farm Life and Accident Assurance Company	IL	100.00%	Insurance
State Farm Investment Management Corp.	DE	100.00%	Investment adviser
State Farm VP Management Corp.	DE	100.00%	Broker-dealer

Top Layer Reinsurance, Ltd.	Bermuda	50.00%	Insurance
State Farm Liquidity Pool LLC	DE	100.00%	Investment pool
State Farm Companies Foundation	IL	100.00%	Charitable foundation
Insurance Placement Services, Inc.	IL	100.00%	General insurance agent
State Farm International Services, Inc.	AZ	100.00%	Mortgage broker or lender
State Farm International Holding Company	DE	100.00%	Insurance
State Farm Bank, FSB	IL	100.00%	Banking
Plaza One Realty Co.	IL	100.00%	Real Estate foreclosures
State Farm Fire and Casualty Company	IL	100.00%	Insurance
SF Companies’ Canadian Agent Termination Benefit Security Trust	Canada	Revocable Trust	Trust
State Farm Life Insurance Company	IL	100.00%	Insurance
State Farm Health Insurance Company	IL	100.00%	Insurance
SFIL, LLC	DE	100.00%	Holding Company
SF Companies’ Canadian Agent Termination Benefit Security Trust	Canada	Revocable Trust	Trust
Sepulveda-Bronwood, LP	CA	99.00%	Real Estate
Austin Bandera House, LLC	DE	99.99%	Real Estate
Westwood-Sepulveda, LLC	DE	100.00%	Real Estate
State Farm Realty Mortgage, LLC	DE	100.00%	Mortgage Loans
Chicago Ashland Webster, LLC	DE	99.99%	Real Estate
SF Capitol Hill, LLC	DE	99.99%	Real Estate
Seattle Madison, LLC	DE	100.00%	Real Estate
Texas Plano Office, LLC	DE	99.99%	Real Estate
Houston Briarpark, LLC	DE	99.99%	Real Estate
Denver Speer, LLC	DE	99.99%	Real Estate
2785 Speer Boulevard Holdings, LLC	DE	100.00%	Real Estate
Speer & Alcott, LLC	CO	100.00%	Real Estate
Chicago Midtown Square, LLC	DE	99.99%	Real Estate
Midtown Square Associates, LLC	DE	100.00%	Real Estate
Houston Rice Village, LLC	DE	99.99%	Real Estate
Southampton Apartments, LP	DE	93.00%	Real Estate
Tempe Mill Avenue, LLC	DE	99.99%	Real Estate
Mill Avenue Apartments, LP	DE	95.00%	Real Estate
Dallas Ridge Industrial I, LLC	DE	99.99%	Real Estate
Dallas Ridge Industrial II, LLC	DE	99.99%	Real Estate
LA West Hollywood, LLC	DE	99.99%	Real Estate
LMC Hollywood Highland Holdings, LLC	DE	88.28%	Real Estate
Minneapolis North Loop, LLC	DE	99.99%	Real Estate
Inland Empire Industrial I, LLC	DE	99.99%	Real Estate
Ontario Innovation Center I, LLC	DE	100.00%	Real Estate
Inland Empire Industrial II, LLC	DE	99.99%	Real Estate
Ontario Innovation Center II, LLC	DE	100.00%	Real Estate
Boston Cambridge Park, LLC	DE	99.99%	Real Estate
130 CPD Apartments, LP	DE	93.00%	Real Estate
Denver Cherry Creek, LLC	DE	99.99%	Real Estate
Cook Street Apartments, LLC	DE	95.00%	Real Estate
Atlanta Sandy Springs, LLC	DE	99.99%	Real Estate
Sandy Springs Residential, LLC	DE	95.00%	Real Estate
Atlanta Fourth Ward, LLC	DE	99.99%	Real Estate
Crescent O4W, LLC	DE	92.00%	Real Estate
Chicago Franklin Park, LLC	DE	99.90%	Real Estate
Ridge Franklin Park Partners I, LLC	DE	95.00%	Real Estate

Chicago Arlington Heights, LLC	DE	99.90%	Real Estate
BCS Office Investments One, LP	TX	42.00%	Real Estate
BCS Office Investments Two, LP	TX	54.61%	Real Estate
Austin Jack, LLC	DE	99.00%	Real Estate
Centennial Jack II, LLC	DE	99.00%	Real Estate
Centennial Lakes II, LLC	DE	89.10%	Real Estate
Centennial Mac Jack, LLC	DE	99.00%	Real Estate
Centennial Lakes Grill, LLC	DE	89.10%	Real Estate
Centennial Jack IV, LLC	DE	99.00%	Real Estate
Centennial Lakes IV, LLC	DE	89.10%	Real Estate
Centennial Jack V, LLC	DE	99.00%	Real Estate
Centennial Lakes V, LLC	DE	89.10%	Real Estate
Centennial Park III, LLC	DE	99.00%	Real Estate
Centennial Lakes III, LLC	DE	69.30%	Real Estate
DRT, LP	CA	50.00%	Real Estate
Idaho - Brockton, LP	CA	99.00%	Real Estate
City Lights on Fig, LP	CA	99.00%	Real Estate
Idaho Pacific, LLC	DE	100.00%	Real Estate
SFCL, LLC	DE	100.00%	Real Estate
MountainBrook, LLC	DE	100.00%	Premium Tax Credits
Hoover Ross Bridge, LLC	DE	100.00%	Premium Tax Credits
Alabama WMT, LLC	DE	100.00%	Premium Tax Credits
New Jersey Kimball, LLC	DE	99.99%	Real Estate
SF Risk Management Group, LLC	DE	100.00%	Insurance
SRL Portfolio, LLC	DE	100.00%	Mortgage Loans
4eightyfive, LLC	DE	100.00%	Innovation
BlueOwl, LLC	DE	100.00%	Technology
RS Realty, LLC	IL	100.00%	Employee relocation referrals
Atlanta Office Investment, LLC	DE	99.99%	Real Estate
Tempe Office Investment, LLC	DE	100.00%	Real Estate
SFSR Marina Heights, LLC	DE	98.00%	Real Estate
Atlanta Office Ph I, LLC	DE	100.00%	Real Estate
Atlanta Office Investment Phase I, LLC	DE	85.38%	Real Estate
Dallas Hub One SFGP, LLC	DE	100.00%	Real Estate
BCS Office Investments One, LP	TX	Management	Real Estate
Dallas Hub One SFLP, LLC	DE	100.00%	Real Estate
BCS Office Investments One, LP	TX	58.00%	Real Estate
Dallas Hub Two SFGP, LLC	DE	100.00%	Real Estate
BCS Office Investments Two, LP	TX	Management	Real Estate
Dallas Hub Two SFLP, LLC	DE	100.00%	Real Estate
BCS Office Investments Two, LP	TX	45.39%	Real Estate
Atlanta Hub One SFMM, LLC	DE	100.00%	Real Estate
EMVLP, LLC	DE	100.00%	Vehicle Loans
Twenty-One Eighty-Five, LLC	DE	100.00%	Bankruptcy remote entity
Eighty-Eight Fourteen, LLC	DE	100.00%	Bankruptcy remote entity
Dallas DC A, LLC	DE	99.99%	Real Estate
Dallas DC B, LLC	DE	99.98%	Real Estate
Kansas City Data Center D, LLC	DE	99.97%	Real Estate
Oglesby Reinsurance Company	IL	100.00%	Insurance
State Farm Realty Investment Company	AZ	100.00%	Real Estate
SFSV Hill Airport Commerce II, LLC	DE	75.00%	Real Estate
Centennial Lakes I, LLC	DE	90.00%	Real Estate
Glencoe MDR, LLC	DE	100.00%	Real Estate

Foreign Securities Trust No. 1	IL	Revocable Trust	Trust
State Farm Emerging Market Equity Trust	IL	Revocable Trust	Trust
SF Companies’ Canadian Agent Termination Benefit Security Trust	Canada	Revocable Trust	Trust

ITEM 27. NUMBER OF POLICY OWNERS

As of April 2, 2018, there were 34,380 policy owners.

ITEM 28. INDEMNIFICATION

State Farm Life Insurance Company (“State Farm”) is a wholly-owned subsidiary of State Farm Mutual Automobile Insurance Company (“SFMAIC”). The by-laws of SFMAIC provide for indemnification by SFMAIC of any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative (other than action by or in the right of SFMAIC) by reason of the fact that such person is or was a director or officer of SFMAIC, or was serving at the request of SFMAIC as a director or officer of another corporation, partnership, joint venture, trust, or other enterprise, against expenses, judgments, fines, and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit, or proceeding, if such person acted in good faith and in a manner he or she reasonably believe to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers or controlling persons of State Farm pursuant to the foregoing provisions, State Farm has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a) State Farm VP Management Corp. is the registrant’s principal underwriter. State Farm VP Management Corp. also serves as principal underwriter to (i) State Farm Life Insurance Company Variable Life Separate Account, (ii) State Farm Life and Accident Assurance Company Variable Annuity Separate Account, (iii) State Farm Life and Accident Assurance Company Variable Life Separate Account, (iv) State Farm Associates’ Funds Trust, (v) State Farm Variable Product Trust, and (vi) State Farm Mutual Fund Trust.

(b) Officers and Directors of State Farm VP Management Corp. as of February 10, 2018:

Name and Principal Business Address*	Positions and Offices With the Underwriter
Michael L. Tipsord	Director; President
Paul J. Smith	Director; Senior Vice President
Randall H. Harbert	Director; Senior Vice President
Joseph R. Monk, Jr.	Director; Senior Vice President
Lisa Stewart	Director; Vice President
Terrence Ludwig	Chief Compliance Officer, Treasurer and Anti-Money Laundering and Office of Foreign Assets Control Compliance Officer
Mark Mikel	Vice President—Financial and Secretary
Scott Hintz	Assistant Secretary
David M. Moore	Assistant Secretary and Counsel

*	The principal business address of all of the persons listed above is One State Farm Plaza, Bloomington, Illinois 61710-0001.

(c) Compensation From the Registrant. The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Compensation
State Farm VP Management Corp.	N/A	N/A	N/A	N/A

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by State Farm at One State Farm Plaza, Bloomington, Illinois 61710-0001.

ITEM 31. MANAGEMENT SERVICES

All management contracts are discussed in Part A or Part B of this registration statement.

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

(a)

The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the Policies offered herein are being accepted.

(b)

The registrant undertakes that it will include either (1) as part of any application to purchase a Policy offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to State Farm for a Statement of Additional Information.

(c)

The registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to State Farm at the address or phone number listed in the prospectus.

(d)

State Farm Life Insurance Company represents that in connection with its offering of the Policies as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance, and a no-action letter dated August 30, 2012, to ING Life Insurance and Annuity Company for relief from Sections 22(e) and 27(i)(2)(A) of the 1940 Act and has complied with the conditions of both letters.

(e)

State Farm Life Insurance Company represents that the fees and charges under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by State Farm.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, State Farm Life Insurance Company Variable Annuity Separate Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the City of Bloomington, and State of Illinois, on the 17th day of September, 2018.

State Farm Life Insurance Company Variable Annuity
Separate Account
(Registrant)

By:	State Farm Life Insurance Company
(Depositor)

By:	/s/ Michael L. Tipsord
Michael L. Tipsord
President and Chief Executive Officer
State Farm Life Insurance Company

As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on September 17, 2018.

Signature	Title

/s/ Michael L. Tipsord Michael L. Tipsord	Director, Chairman of the Board, President, and Chief Executive Officer (Principal Executive Officer)

* Mark Schwamberger	Vice President and Controller (Principal Accounting Officer)

* Jon C. Farney	Director, Senior Vice President and Treasurer (Principal Financial Officer)

* Christy Moberly	Director, Senior Vice President

* Randall H. Harbert	Director, Senior Vice President and Chief Agency, Sales and Marketing Officer

* Paul J. Smith	Director

* Joseph R. Monk, Jr.	Director, Senior Vice President and Chief Administrative Officer

* By	/s/ Stephen L. Horton	September 17, 2018
	Stephen L. Horton	Date
Attorney-In-Fact

* Pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit 10	Consent of PricewaterhouseCoopers LLP